Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss), net of tax	Treasury stock	Non-redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity	Cumulative Effect, Period Of Adoption, Adjustment	Cumulative Effect, Period Of Adoption, Adjustment Retained earnings	Cumulative Effect, Period Of Adoption, Adjustment Accumulated other comprehensive (loss), net of tax	Cumulative Effect, Period of Adoption, Adjusted Balance	Cumulative Effect, Period of Adoption, Adjusted Balance Preferred stock	Cumulative Effect, Period of Adoption, Adjusted Balance Common stock	Cumulative Effect, Period of Adoption, Adjusted Balance Additional paid-in capital	Cumulative Effect, Period of Adoption, Adjusted Balance Retained earnings	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated other comprehensive (loss), net of tax	Cumulative Effect, Period of Adoption, Adjusted Balance Treasury stock	Cumulative Effect, Period of Adoption, Adjusted Balance Non-redeemable noncontrolling interests of consolidated investment management funds	Cumulative Effect, Period of Adoption, Adjusted Balance Redeemable non- controlling interests/ temporary equity
Beginning balance at Dec. 31, 2017	$ 41,567	[1]	$ 3,542	$ 14	$ 26,665	$ 25,635	$ (2,357)	$ (12,248)	$ 316	$ 179			$ (2)	$ 41,537	$ 3,542	$ 14	$ 26,665	$ 25,607	$ (2,359)	$ (12,248)	$ 316	$ 179
Beginning balance (ASU 2014-09) at Dec. 31, 2017											$ (55)	$ (55)
Beginning balance (ASU 2017-12) at Dec. 31, 2017											25	27	(2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests										61
Redemption of subsidiary shares from noncontrolling interests										(92)
Other net changes in noncontrolling interests	(191)				12				(203)	(8)
Net income	4,254					4,266			(12)
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders	(812)						(812)
Other comprehensive income (loss) attributable to noncontrolling interests	(11)									(11)
Dividends:
Common stock	(1,052)					(1,052)
Preferred stock	(169)					(169)
Repurchase of common stock	(3,269)							(3,269)
Common stock issued under employee benefit plans	31				31
Direct stock purchase and dividend reinvestment plan	30				30
Stock awards and options exercised	380				380
Ending balance at Dec. 31, 2018	$ 40,739	[1],[2]	3,542	14	27,118	28,652	(3,171)	(15,517)	101	129	0	90	(90)	40,739	3,542	14	27,118	28,742	(3,261)	(15,517)	101	129
Dividends:
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201802Member
Shares issued to shareholders of noncontrolling interests										77
Redemption of subsidiary shares from noncontrolling interests										(48)
Other net changes in noncontrolling interests	$ (19)				6				(25)	(18)
Net income	4,467					4,441			26
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders	623						623
Other comprehensive income (loss) attributable to noncontrolling interests	3									3
Common stock	(1,120)					(1,120)
Preferred stock	(169)					(169)
Repurchase of common stock	(3,327)							(3,327)
Common stock issued under employee benefit plans	28				28
Direct stock purchase and dividend reinvestment plan	11				11
Stock awards and options exercised	352				352
Ending balance at Dec. 31, 2019	$ 41,585	[2],[3]	3,542	14	27,515	31,894	(2,638)	(18,844)	102	143	$ 40	$ 45	$ (5)	$ 41,625	$ 3,542	$ 14	$ 27,515	$ 31,939	$ (2,643)	$ (18,844)	$ 102	$ 143
Dividends:
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Shares issued to shareholders of noncontrolling interests										80
Redemption of subsidiary shares from noncontrolling interests										(31)
Other net changes in noncontrolling interests	$ 44				12				32	(18)
Net income	3,626					3,617			9
Other comprehensive income attributable to The Bank of New York Mellon Corporation shareholders (Excluding Other)	1,654						1,654
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders	1,658
Other comprehensive income (loss) attributable to noncontrolling interests	2									2
Common stock	(1,117)					(1,117)
Preferred stock	(194)
Preferred stock	(179)					(179)
Repurchase of common stock	(989)							(989)
Common stock issued under employee benefit plans	26				26
Preferred stock redemption	(583)		(583)
Preferred stock issued	1,567		1,567
Stock awards and options exercised	270				270
Amortization of preferred stock discount			15			15
Other	0					(4)	4
Ending balance at Dec. 31, 2020	$ 45,944	[3]	$ 4,541	$ 14	$ 27,823	$ 34,241	$ (985)	$ (19,833)	$ 143	$ 176

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,709 million at Dec. 31, 2017 and $37,096 million at Dec. 31, 2018.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,096 million at Dec. 31, 2018 and $37,941 million at Dec. 31, 2019.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.